Employee Incentive Plan (Intrinsic and Fair Value of Units Vested) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2015
ENLC Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsVestedInPeriodIntrinsicValue1	$ 8.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	8.6
ENLK Restricted Units [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsVestedInPeriodIntrinsicValue1	6.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 7.0